OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Assets [Abstract]
Other current assets

(in thousands of $)	2020	2019
Capitalized fulfillment costs	3,233	6,334
Agent receivables	961	4,433
Advances	1,375	701
Claims receivables	2,241	810
Bunker receivables on time charter-out contracts	12,053	5,827
Other receivables	9,488	13,393
	29,351	31,498